CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (5,859)	$ (5,169)
Gain on sale of discontinued operations		(452)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	729	752
Accretion of interest to related party liability	134	146
Amortization of debt issuance costs	116	1,734
Stock-based compensation expense	1,206	200
Warrant expense	36
Changes in operating assets and liabilities:
Accounts receivable	3,763	(408)
Inventories	(1,060)	(1,241)
Prepaid expenses and other assets	(163)	(321)
Accounts payable	(1,451)	2,600
Payment obligation liability	(282)	(274)
Deferred revenue	(158)	(204)
Accrued expenses and other liabilities	(959)	(1,364)
Net cash used in operating activities	(3,948)	(4,001)
Cash flows from investing activities:
Capital expenditures	(169)	(262)
Proceeds from sale of business		1,286
Net cash (used in) provided by investing activities	(169)	1,024
Cash flows from financing activities:
Proceeds from issuance of debt, net of issuance costs		14,000
Proceeds from capital raise, net of issuance costs		2,601
Proceeds from issuance of common stock under employee stock purchase plan and options and warrants exercised	6	37
Payments on financial liabilities		(6,824)
Repurchase of common stock	(606)
Net cash (used in) provided by financing activities	(600)	9,814
Effect of exchange rates on cash	1,257	82
Net (decrease) increase in cash	(3,460)	6,919
Cash of continuing operations, at beginning of period	36,547	5,095
Add: Cash of discontinued operations, at beginning of period		16
Cash of continuing operations, at end of period	33,087	12,030
Non-cash investing and financing activities:
Common stock issued in connection with stock bonus and incentive plans		54
Common stock issued to acquire share of noncontrolling interest	1,088
Warrant issued to non-employee	36
Property and equipment subject to accounts payable	$ 27	$ 96